INVESTMENTS (Net Invesmtent Income) (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	$ 95	$ 114	$ 120
Investment Income Investment Expense	(3)	(4)	(4)
Total net investment income (loss)	92	110	116
Gain (Loss) on Investments	68	(5)	(1)
Fixed Maturities [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	79	97	102
Gain (Loss) on Investments	67	(5)	(2)
Mortgage Loans On Real Estate Member
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	2	9	10
Gain (Loss) on Investments	1	2	(1)
Policy Loans [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	6	8	8
Derivative [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Interest And Dividend Income Operating	8
Gain (Loss) on Sale of Derivatives	2
Unrealized Gain (Loss) on Derivatives	6
Impact issuance (repurchase) of AllianceBernstein units [Member]
Schedule Of Investment Income Reported Amounts By Category [Line Items]
Gain (Loss) on Investments	$ 0	$ (2)	$ 2